Schedule of Investments PIMCO Corporate & Income Opportunity Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 122.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 40.0%
Aligned Data Centers International LP 7.223% due 12/18/2029 «~		$10,300	$10,367
Altar Bidco, Inc. 9.108% due 02/01/2030 ~		3,450	3,277
Altice France SA
6.391% (EUR003M + 4.375%) due 04/30/2028 ~	EUR	6,927	7,974
6.391% (EUR003M + 4.375%) due 10/30/2028 ~		2,896	3,332
7.797% (TSFR3M + 4.125%) due 04/30/2028 ~		$1,318	1,313
8.735% (TSFR3M + 5.063%) due 10/30/2028 ~		6,762	6,743
8.891% (EUR003M + 6.875%) due 05/30/2031 ~	EUR	13,310	15,448
9.047% (TSFR3M + 5.375%) due 05/14/2029 ~		$1,677	1,670
10.547% (TSFR3M + 6.875%) due 05/31/2031 ~		19,841	19,920
AP Core Holdings II LLC 9.428% (TSFR3M + 5.500%) due 09/01/2027 ~		33,104	32,347
Bausch Health Cos., Inc. 9.918% (TSFR1M + 6.250%) due 10/08/2030 ~		17,457	16,894
BDO USA PC
8.166% (TSFR3M + 4.500%) due 08/31/2028 «~		516	510
8.640% (TSFR3M + 5.000%) due 08/31/2028 «~		6,721	6,713
Central Parent, Inc. 6.950% (TSFR3M + 3.250%) due 07/06/2029 ~		35,335	25,312
Clover Holdings 2 LLC
TBD% - 3.500% due 12/10/2029 ~µ		2,209	2,037
7.676% (TSFR1M + 4.000%) due 12/09/2031 ~		8,889	8,533
Comexposium TBD% (EUR012M + 0.000%) due 07/10/2031 «~	EUR	24,800	34,971
Coreweave Compute Acquisition Co. IV LLC 9.669% - 9.700% (TSFR3M + 6.000%) due 05/16/2029 «~		$15,721	16,201
Cyberswift U.S. Finco LLC 7.646% (TSFR3M + 4.000%) due 10/08/2032 ~		2,900	2,863
Databricks, Inc.
1.000% due 01/05/2032 ~µ		1,087	1,082
8.171% (TSFR1M + 4.500%) due 01/05/2032 ~		4,913	4,888
Dun & Bradstreet Corp.
0.500% - 5.500% due 08/26/2032 «~µ		493	493
0.500% - 5.500% (TSFR1M + 5.500%) due 08/26/2032 «~		4,915	4,818
Electronic Arts, Inc. TBD% due 03/24/2033		12,300	12,238
Encina Private Credit LLC TBD% due 11/30/2026 «~		381	315
Envalior Finance GmbH 7.526% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	5,400	5,614
Envision Healthcare Corp. 11.641% (TSFR3M + 7.875%) due 11/03/2028 «~		$25,457	26,221
Finastra USA, Inc.
7.671% (TSFR3M + 4.000%) due 09/15/2032 ~		34,875	32,833
10.674% (TSFR3M + 7.000%) due 09/15/2033 ~		10,172	8,799
Forward Air Corp. 8.167% (TSFR3M + 4.500%) due 12/19/2030 ~		30,334	29,606
FPS Finance Co. 1 LLC 6.610% (EUR003M + 2.950%) due 05/26/2028 «~		500	500
Galaxy U.S. Opco, Inc. 12.667% (TSFR3M + 5.250%) due 07/31/2030 ~		23,630	20,508
Gateway Casinos & Entertainment Ltd. 9.936% (TSFR3M + 6.250%) due 12/18/2030 ~		13,964	13,999
Gray Television, Inc. 8.918% (TSFR1M + 5.250%) due 06/04/2029 ~		148	148
iHeartCommunications, Inc. 9.557% (TSFR1M + 5.775%) due 05/01/2029 ~		1,886	1,658
Ineos U.S. Finance LLC
6.668% (TSFR1M + 3.000%) due 02/07/2031 ~		2,152	1,862
6.918% (TSFR1M + 3.250%) due 02/18/2030 ~		20,267	17,772
ION Platform Finance U.S., Inc. 7.450% (TSFR3M + 3.750%) due 10/07/2032 ~		12,200	9,872
Ivanti Software, Inc.
8.411% (TSFR3M + 4.750%) due 06/01/2029 ~		25,781	17,497
9.411% (TSFR3M + 5.750%) due 06/01/2029 ~µ		3,437	3,441
J&J Ventures Gaming LLC 8.782% (TSFR1M + 5.000%) due 04/26/2028 «~		3,162	3,162
Lealand Finance Co. BV 6.782% (TSFR1M + 3.000%) due 06/30/2027 ~		189	159
Lealand Finance Co. BV (7.782% Cash) 7.782% (TSFR1M + 4.000%) due 12/31/2027 ~		2,439	2,040

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2026 (Unaudited)

Magenta Security Holdings LLC
9.917% (TSFR3M + 6.250%) due 07/27/2028 ~		283	281
10.177% (TSFR3M + 6.250%) due 07/27/2028 ~		1,380	307
10.677% (TSFR3M + 6.750%) due 07/27/2028 ~		297	213
10.927% (TSFR3M + 7.000%) due 07/27/2028 ~		388	163
McAfee LLC 6.668% (TSFR1M + 3.000%) due 03/01/2029 ~		15,339	13,748
Mercury Aggregator LP TBD% due 04/03/2027 «~		4,506	0
MH Sub I LLC 7.918% (TSFR1M + 4.250%) due 12/31/2031 ~		5,925	3,977
MPH Acquisition Holdings LLC
7.417% (TSFR3M + 3.750%) due 12/31/2030 ~		16,414	16,410
8.528% (TSFR3M + 4.600%) due 12/31/2030 ~		24,205	21,552
Newfold Digital Holdings Group, Inc.
7.269% - 9.442% (TSFR1M + 3.500%) due 04/30/2029 ~		8,758	5,848
7.269% - 9.442% (TSFR3M + 5.750%) due 04/30/2029 «~		651	495
Nexstar Broadcasting, Inc. TBD% due 03/18/2033		1,530	1,515
Nscale AS TBD% - 8.700% (TSFR3M + 5.000%) due 08/11/2032 «~µ		6,300	6,300
Obol France 3 SAS 7.103% (EUR006M + 5.000%) due 12/31/2028 ~	EUR	11,408	13,079
OCS Group Holdings Ltd. 8.980% due 11/28/2031 ~	GBP	2,600	3,429
Paradigm Parent LLC 8.200% (TSFR3M + 4.500%) due 04/16/2032 ~		$597	495
Peraton Corp.
7.517% (TSFR3M + 3.750%) due 02/01/2028 ~		55,919	47,857
11.523% (TSFR3M + 7.750%) due 02/01/2029 ~		1,606	1,165
Polaris Newco LLC
6.026% (EUR003M + 4.000%) due 06/02/2028 ~	EUR	22,659	22,305
7.928% (TSFR3M + 4.000%) due 06/02/2028 ~		$27,152	23,970
Poseidon Bidco SASU 7.504% (EUR006M + 5.000%) due 03/13/2030 ~	EUR	6,500	2,254
Project Alpha Intermediate Holding, Inc. 6.950% (TSFR3M + 3.250%) due 10/26/2030 ~		$5	4
Promotora de Informaciones SA 7.499% (EUR003M + 5.470%) due 12/31/2029 «~	EUR	57,292	64,731
SCUR-Alpha 1503 GmbH 9.167% (TSFR3M + 5.500%) due 03/29/2030 ~		$17,174	15,113
Softbank Vision Fund II 7.350% (TSFR3M + 3.650%) due 04/25/2029 «~		16,338	16,610
Spruce Bidco II, Inc.
0.500% - 8.371% (TSFR6M + 4.750%) due 01/30/2032 «~µ		764	762
0.500% - 8.371% (JY0003M + 5.000%) due 01/30/2032 «~	JPY	65,279	408
0.500% - 8.371% (CDOR06 + 4.750%) due 01/30/2032 «~	CAD	609	434
0.500% - 8.371% (TSFR6M + 4.750%) due 01/30/2032 «~		$3,364	3,336
Steenbok Lux Finco 2 SARL 10.000% due 12/31/2028 ~	EUR	54,829	19,068
Stepstone Group Midco 2 GmbH
6.599% (EUR006M + 4.500%) due 04/26/2032 ~		15,900	16,144
8.199% (TSFR6M + 4.500%) due 12/19/2031 ~		$28,512	25,091
Stonepeak Bayou Holdings LP 6.450% (TSFR3M + 2.750%) due 10/01/2032 ~		18,200	17,730
Subcalidora 2 7.877% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	18,000	20,336
Syniverse Holdings, Inc. 10.700% (TSFR3M + 7.000%) due 05/13/2027 «~		$47,861	44,332
U.S. Renal Care, Inc.
1.500% - 9.675% (TSFR1M + 6.000%) due 09/25/2030 «~		24,786	25,252
8.782% (TSFR1M + 5.000%) due 06/28/2028 ~		57,449	54,259
Unicorn Bay 13.000% due 12/31/2026 «~	HKD	90,145	11,640
Upfield BV TBD% due 10/31/2030	GBP	12,500	15,842
Westmoreland Coal Co. 8.000% due 03/15/2029 «~		$1,263	549

Total Loan Participations and Assignments (Cost $1,041,677)			972,954

CORPORATE BONDS & NOTES 39.5%
BANKING & FINANCE 9.5%
123 Lights Re Ltd. 14.510% (FHMMUSTF + 11.000%) due 09/14/2031 ~		450	464
Alamo Re Ltd.
11.944% (FHMMUSTF + 8.434%) due 06/07/2027 ~		600	622
12.590% (FHMMUSTF + 9.080%) due 06/07/2026 ~		750	760
15.390% (FHMMUSTF + 11.880%) due 06/08/2026 ~		7,890	8,044
Antares Holdings LP 6.350% due 10/23/2029 (m)		1,150	1,139
Armor Holdco, Inc. 8.500% due 11/15/2029 (m)		13,000	11,884
Armor RE II Ltd.
12.060% (BRMMUSDF + 8.500%) due 01/07/2032 ~		350	371

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2026 (Unaudited)

13.760% (BRMMUSDF + 10.200%) due 05/07/2031 ~		250	263
Bayou Re Ltd. 11.872% (BNMMDTSC + 8.332%) due 04/30/2031 ~		300	312
BGC Group, Inc. 6.600% due 06/10/2029 (m)		1,300	1,342
Blue Ridge Re Ltd. 7.010% (FHMMUSTF + 3.500%) due 01/08/2029 ~		250	252
BOI Finance BV 7.500% due 02/16/2027 (m)	EUR	6,400	7,547
Bonanza RE Ltd. 3.659% (MSMMUSTF + 0.000%) due 01/08/2027 ~		$550	467
Cape Lookout Re Ltd.
8.760% (FHMMUSTF + 5.250%) due 03/21/2033 ~		450	450
9.510% (FHMMUSTF + 6.000%) due 03/21/2033 ~		450	450
12.239% (GSMMUSTF + 8.702%) due 04/05/2027 ~		2,200	2,234
CI Financial Corp. 7.500% due 05/30/2029 (m)		3,000	3,150
Citrus Re Ltd.
8.922% (T-BILL 3MO + 5.250%) due 06/07/2033 ~		250	250
9.910% (T-BILL 3MO + 6.250%) due 06/07/2033 ~		250	250
Commonwealth RE Ltd. 7.417% (JMMMUSTF + 3.857%) due 07/08/2030 ~		9,378	9,440
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045	PEN	2,900	887
Credit Suisse AG AT1 Claim		$6,636	2,323
East Lane Re VII Ltd. 12.160% (BRMMUSDF + 8.500%) due 03/31/2032 ~		600	601
Everglades Re II Ltd.
14.041% (GSMMUSTI + 10.500%) due 05/13/2027 ~		1,500	1,520
15.041% (GSMMUSTI + 11.500%) due 05/13/2031 ~		1,500	1,523
16.291% (GSMMUSTI + 12.750%) due 05/13/2027 ~		1,500	1,526
F&G Annuities & Life, Inc.
6.250% due 10/04/2034 (m)		400	380
6.500% due 06/04/2029 (m)		600	603
Ford Motor Credit Co. LLC 5.676% (SOFRRATE + 2.030%) due 03/20/2028 ~(m)		2,400	2,404
Gateway Re Ltd.
5.560% (BRMMUSDF + 2.000%) due 07/06/2029 ~		2,700	2,700
14.440% (BRMMUSDF + 10.880%) due 07/08/2026 ~		250	257
Golden Bear Re Ltd.
13.162% (T-BILL 1MO + 9.500%) due 03/08/2032 ~		650	650
13.412% (JMMMUSTF + 9.750%) due 01/08/2029 ~		1,410	1,436
Greengrove RE Ltd. 11.290% (BNMMDTSC + 7.750%) due 04/08/2032 ~		400	415
GSPA Monetization Trust 6.422% due 10/09/2029		3,006	3,026
Hampton Roads PPV LLC 6.171% due 06/15/2053 (m)		1,800	1,426
Handshake Re Ltd. 8.060% (JMMMUSTF + 4.500%) due 01/08/2030 ~		250	249
Herbie Re Ltd. 7.780% (MSMMUSTF + 4.250%) due 01/07/2030 ~		250	250
Hestia Re Ltd.
3.640% (BNMMDTSC + 0.100%) due 04/22/2029 ~		54	30
10.290% (BNMMDTSC + 6.750%) due 03/13/2032 ~		250	254
11.790% (BNMMDTSC + 8.250%) due 03/13/2032 ~		250	255
Integrity RE III Ltd.
6.010% (FHMMUSTF + 2.500%) due 06/07/2029 ~		250	250
15.760% (FHMMUSTF + 12.250%) due 06/06/2028 ~		400	416
29.010% (FHMMUSTF + 25.500%) due 06/06/2027 ~		350	385
Integrity Re Ltd.
20.744% (FHMMUSTF + 17.234%) due 06/08/2026 ~		1,100	1,132
26.306% (FHMMUSTF + 22.796%) due 06/08/2026 ~		1,100	1,142
ION Platform Finance SARL
6.500% due 09/30/2030 (m)	EUR	2,200	2,124
6.875% due 09/30/2032 (m)		4,500	4,158
7.875% due 05/01/2029 (m)		18,924	20,414
ION Platform Finance U.S., Inc. 7.875% due 09/30/2032 (m)		$6,400	4,962
ION Platform Finance U.S., Inc./ION Platform Finance SARL
9.000% due 08/01/2029 (m)		4,830	4,483
9.500% due 05/30/2029 (m)		2,700	2,545
Kona Spc Ltd. 5.718% due 09/15/2026 «•	EUR	1,800	2,094
Locke Tavern Re Ltd.
4.060% (JMMMUSTF + 3.250%) due 04/11/2033 ~		$400	400
4.060% (JMMMUSTF + 4.250%) due 04/11/2033 ~		400	400
Long Point Re IV Ltd. 7.810% (BRMMUSDF + 4.250%) due 06/01/2026 ~		12,400	12,432
Longleaf Pine Re Ltd. 21.473% (GSMMUSTI + 17.932%) due 05/27/2031 ~		350	371
Lower Ferry Re Ltd.
8.176% (MSMMUSTF + 4.646%) due 07/08/2030 ~		1,550	1,566
9.034% (MSMMUSTF + 5.504%) due 07/08/2030 ~		13,050	13,214
Luca RE Ltd. 10.810% (JMMMUSTF + 7.250%) due 07/22/2031 ~		1,000	1,031

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2026 (Unaudited)

Marex Group PLC 6.404% due 11/04/2029 (m)		900	927
Mayflower Re Ltd.
8.555% (FHMMUSTF + 5.045%) due 07/08/2030 ~		3,075	3,105
10.023% (FHMMUSTF + 6.513%) due 07/08/2030 ~		17,345	17,570
Nature Coast Re Ltd.
11.661% (T-BILL 3MO + 8.000%) due 02/26/2030 ~		500	499
13.291% (GSMMUSTI + 9.750%) due 04/10/2033 ~		300	311
Nissan Motor Acceptance Co. LLC 5.698% (SOFRINDX + 2.050%) due 09/13/2027 ~(m)		1,100	1,091
Palm RE Ltd. 11.290% (BNMMDTSC + 7.750%) due 06/07/2032 ~		400	412
Polestar Re Ltd.
10.661% (BRMMUSDF + 7.000%) due 01/08/2029 ~		350	351
12.661% (BRMMUSDF + 9.000%) due 01/08/2029 ~		350	350
14.150% (BRMMUSDF + 10.590%) due 01/07/2028 ~		850	891
16.810% (BRMMUSDF + 13.250%) due 01/07/2027 ~		2,200	2,275
PRIO Luxembourg Holding SARL 6.750% due 10/15/2030 (m)		5,800	5,649
Purple Re Ltd.
6.060% (JMMMUSTF + 2.500%) due 06/07/2033 ~		450	450
12.686% (JMMMUSTF + 9.126%) due 06/07/2027 ~		400	413
14.140% (JMMMUSTF + 10.580%) due 06/05/2026 ~		3,420	3,476
Quercus II Re DAC 13.079% (EUR003M + 11.000%) due 01/07/2028 ~	EUR	500	578
Sanders Re III Ltd.
11.280% (BRMMUSDF + 7.720%) due 06/05/2029 ~		$6,700	6,777
15.880% (BRMMUSDF + 12.320%) due 04/09/2029 ~		3,241	2,107
Starwood Property Trust, Inc. 5.250% due 10/15/2028 (m)		2,100	2,077
Thames Ssnm Unfunded Comm 9.750% due 10/10/2027	GBP	3	4
Titanium 2l Bondco SARL 6.250% due 01/14/2031	EUR	21,922	4,117
Torrey Pines Re Ltd.
9.596% (JMMMUSTF + 6.036%) due 06/07/2027 ~		$500	517
10.666% (JMMMUSTF + 7.106%) due 06/07/2027 ~		400	415
12.938% (BRMMUSDF + 9.378%) due 06/05/2026 ~		400	404
Tremont Re Ltd. 7.661% (T-BILL 1MO + 4.000%) due 03/22/2033 ~		250	250
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.000% due 01/15/2030 (m)		22,866	21,532
Ursa Re II Ltd.
8.661% (MSMMUSTF + 5.000%) due 12/07/2029 ~		250	248
11.411% (MSMMUSTF + 7.750%) due 06/07/2028 ~		700	707
Ursa Re Ltd.
11.041% (GSMMUSTI + 7.500%) due 02/22/2028 ~		1,100	1,125
12.810% (JMMMUSTF + 9.250%) due 12/07/2028 ~		2,300	2,365
Veraison Re Ltd. 8.541% (GSMMUSTI + 5.000%) due 03/08/2033 ~		250	254
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(d)		9,073	0
Windrose Re Ltd. 8.790% (HSMMUSTF + 5.250%) due 02/11/2033 ~		250	249
Winston RE Ltd.
13.750% (BNMMDTSC + 10.210%) due 02/26/2031 ~		280	291
15.230% (BNMMDTSC + 11.690%) due 02/26/2031 ~		1,700	1,774

			229,486

INDUSTRIALS 26.9%
Altice France Lux 3/Altice Holdings 1 10.000% due 01/15/2033 (m)		5,641	5,134
Altice France SA
6.875% due 10/15/2030 (m)		1,064	1,018
9.500% due 11/01/2029 (m)		4,302	4,351
ams-OSRAM AG
10.500% due 03/30/2029 (m)	EUR	3,900	4,737
12.250% due 03/30/2029 (m)		$2,200	2,342
APLD ComputeCo 2 LLC 6.750% due 03/15/2031 (m)		1,400	1,391
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029 (m)		4,500	3,390
Beignet Investor LLC 6.581% due 05/30/2049 (m)		46,740	48,092
Centene Corp.
2.450% due 07/15/2028 (m)		1,600	1,491
3.000% due 10/15/2030 (m)		1,400	1,228
3.375% due 02/15/2030 (m)		2,730	2,468
4.625% due 12/15/2029		200	190
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.000% due 06/15/2029 (m)		2,540	1,890
Central Parent, Inc./CDK Global, Inc. 7.250% due 06/15/2029 (m)		5,590	4,029
Cerdia Finanz GmbH 9.375% due 10/03/2031 (m)		6,900	6,869

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2026 (Unaudited)

Cheplapharm Arzneimittel GmbH
6.750% due 02/15/2032	EUR	3,000	3,397
7.500% due 05/15/2030 (m)		35,900	41,922
Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032 (m)		$17,500	15,278
7.000% due 06/15/2027 (m)		6,535	6,467
CoreWeave, Inc. 9.000% due 02/01/2031 (m)		5,200	4,954
CVR Energy, Inc. 7.500% due 02/15/2031 (m)		3,000	3,025
CVS Pass-Through Trust 7.507% due 01/10/2032 (m)		970	1,025
DISH DBS Corp.
5.250% due 12/01/2026		24,092	23,899
5.750% due 12/01/2028		34,300	33,195
7.750% due 07/01/2026		18,800	18,759
Ecopetrol SA
4.625% due 11/02/2031 (m)		8,800	7,826
7.750% due 02/01/2032 (m)		38,400	38,811
Flora Food Management BV
6.875% due 07/02/2029 (m)	EUR	2,800	3,042
7.500% due 10/31/2030		1,800	2,062
Ford Motor Co. 7.700% due 05/15/2097 (m)		$16,931	17,129
Greene King Finance PLC 5.665% (SONIO/N + 1.919%) due 12/15/2034 ~	GBP	350	434
GSG Bidco Ltd. 5.375% due 06/15/2036	EUR	3,200	3,673
HCA, Inc. 7.500% due 11/15/2095 (m)		$4,516	4,812
HF Sinclair Corp. 6.250% due 01/15/2035 (m)		4,900	5,062
Incora Intermediate II LLC (0.500% PIK) 0.500% due 01/31/2030 «(c)		23,067	23,067
Incora Top Holdco LLC 6.000% due 01/30/2033 «(l)		16,034	24,284
Intralot Capital Luxembourg SA
6.513% due 10/15/2031 •(m)	EUR	14,200	15,723
6.750% due 10/15/2031 (m)		5,500	6,089
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031 (m)		$4,729	4,476
Kronos International, Inc. 9.500% due 03/15/2029 (m)	EUR	8,500	8,500
Motion Finco SARL 8.375% due 02/15/2032 (m)		$1,000	827
National Mentor Holdings, Inc. 10.500% due 12/15/2030 (m)		4,200	4,338
Newfold Digital Holdings Group, Inc. 7.269% due 04/30/2029		3,924	1,699
Nexstar Media, Inc.
6.500% due 09/15/2033		3,080	3,105
7.250% due 04/15/2034 (b)		2,400	2,410
Nissan Motor Co. Ltd.
4.810% due 09/17/2030 (m)		16,100	14,634
7.500% due 07/17/2030 (m)		1,800	1,815
Noble Finance II LLC 8.000% due 04/15/2030 (m)		30,400	31,315
NPC Ukrenergo 6.875% due 11/09/2028		1,000	923
OAK-Eagle Acquireco, Inc.
7.250% due 07/01/2033 (b)		2,400	2,488
8.750% due 07/01/2034 (b)		1,700	1,781
Ocado Group PLC
10.500% due 08/08/2029 (m)	GBP	8,500	11,126
11.000% due 06/15/2030 (m)		12,450	16,457
Petroleos de Venezuela SA
6.000% due 11/15/2026 ^(d)		$13,500	4,645
9.750% due 05/17/2035 ^(d)		5,000	2,089
Petroleos Mexicanos
6.700% due 02/16/2032 (m)		13,994	13,707
6.840% due 01/23/2030 (m)		2,300	2,307
Prime Healthcare Services, Inc. 9.375% due 09/01/2029 (m)		4,400	4,566
Repsol E&P Capital Markets U.S. LLC 5.976% due 09/16/2035 (m)		1,200	1,222
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(d)	GBP	1,500	1,390
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031 (m)		$58	54
4.100% due 10/01/2029 (m)		793	779
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	14	20
Topaz Solar Farms LLC
4.875% due 09/30/2039 (m)		$3,098	2,804
5.750% due 09/30/2039 (m)		16,269	16,197

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2026 (Unaudited)

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 8.250% due 05/15/2030 (m)	EUR	4,000	4,008
U.S. Renal Care, Inc. 10.625% due 06/28/2028		$3,751	3,132
Ubisoft Entertainment SA 0.878% due 11/24/2027 (m)	EUR	8,200	7,657
Valaris Ltd. 8.375% due 04/30/2030 (m)		$19,491	20,206
Vale SA 0.000% due 12/29/2049 ~(j)	BRL	250,000	21,149
Venture Global LNG, Inc.
8.125% due 06/01/2028 (m)		$2,400	2,456
9.500% due 02/01/2029 (m)		12,279	13,283
Viridien
8.500% due 10/15/2030 (m)	EUR	2,170	2,640
10.000% due 10/15/2030 (m)		$8,741	9,309
Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032 (m)	EUR	5,700	6,072
6.750% due 01/15/2033 (m)		$8,700	7,785
VZ Secured Financing BV 7.500% due 01/15/2033 (m)		5,100	4,812
Wayfair LLC 7.750% due 09/15/2030 (m)		4,100	4,272

			655,010

UTILITIES 3.1%
Altice Holdings 1 SARL 0.010% due 12/31/2099 «	EUR	26	363
FORESEA Holding SA
7.500% due 06/15/2030 (m)		$562	552
7.500% due 06/15/2030		785	771
NGD Holdings BV 6.750% due 12/31/2026		816	761
Nova Securitisation SARL
5.750% due 02/03/2031 (m)		10,100	9,784
6.500% due 02/03/2036 (m)		4,900	4,667
OI SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK) 10.000% due 06/30/2027 ^(c)(d)		36,124	17,520
OI SA (8.500% PIK) 8.500% due 12/31/2028 ^(c)(d)		68,637	729
Peru LNG SRL 5.375% due 03/22/2030 (m)		12,600	12,239
Qwest Corp. 7.375% due 05/01/2030 (m)		6,900	6,846
SW Finance I PLC
1.625% due 03/30/2027	GBP	6,580	8,360
2.375% due 05/28/2028		9,960	12,266
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 6.500% due 02/15/2029 (m)		$800	778

			75,636

Total Corporate Bonds & Notes (Cost $1,051,895)			960,132

CONVERTIBLE BONDS & NOTES 2.4%
BANKING & FINANCE 0.0%
Country Garden Holdings Co. Ltd. 0.000% due 12/31/2031 (g)(l)		431	48

INDUSTRIALS 2.4%
ams-OSRAM AG 2.125% due 11/03/2027 (m)	EUR	37,100	41,435
DISH Network Corp. 3.375% due 08/15/2026		$5,900	5,732
Ubisoft Entertainment SA 2.375% due 11/15/2028	EUR	9,400	10,376

			57,543

Total Convertible Bonds & Notes (Cost $58,418)			57,591

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050		$45	41
4.214% due 06/01/2050		2,400	1,820

			1,861

MICHIGAN 0.2%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044		6,423	4,953

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2026 (Unaudited)

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)	78,700	7,312

Total Municipal Bonds & Notes (Cost $18,688)		14,126

U.S. GOVERNMENT AGENCIES 5.4%
Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates 6.153% due 11/25/2055 «~(m)	12,914	8,412
Federal Home Loan Mortgage Corp. REMICS
0.170% due 03/15/2043 •	69	45
0.410% due 09/15/2042 •(m)	711	399
0.506% due 07/15/2039 •(m)	2,207	1,839
1.167% due 03/15/2044 •(m)	1,822	1,385
1.912% due 02/15/2036 •(m)	4,189	4,069
3.000% due 12/25/2050 (a)(m)	5,962	1,078
3.313% due 02/15/2034 •(a)	507	53
3.500% due 10/15/2035 (a)	572	47
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
2.205% due 08/25/2057 ~	9,892	2,894
2.263% due 08/25/2058 ~	6,665	2,477
3.551% due 10/25/2058 ~	3,755	1,711
4.654% due 02/25/2059 ~	15,802	6,628
12.435% due 09/25/2060 ~	11,023	8,684
Federal Home Loan Mortgage Corp. STACR REMICS Trust
9.162% due 01/25/2034 •	5,000	6,105
10.762% due 01/25/2042 •	1,800	1,868
11.162% due 10/25/2041 •	14,900	15,328
11.462% due 11/25/2041 •	23,368	24,167
12.162% due 02/25/2042 •	5,899	6,213
Federal National Mortgage Association Connecticut Avenue Securities Trust
9.162% due 12/25/2041 •	9,800	10,039
9.662% due 10/25/2041 - 12/25/2041 •	19,110	19,551
9.862% due 11/25/2041 •	3,544	3,626
10.662% due 04/25/2042 •	2,600	2,742
13.162% due 03/25/2042 •	500	534
13.512% due 03/25/2042 •	600	646
Federal National Mortgage Association Interest STRIPS 5.000% due 02/25/2036 ~(a)	129	15
Federal National Mortgage Association REMICS
3.000% due 01/25/2042 (a)	39	1
3.500% due 02/25/2033 (a)	469	27
4.500% due 07/25/2050 (a)(m)	3,243	751
Government National Mortgage Association REMICS
2.960% due 01/20/2042 •(a)	568	62
3.500% due 09/16/2041 - 06/20/2042 (a)	254	24

Total U.S. Government Agencies (Cost $133,893)		131,420

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
4.875% due 08/15/2045 (o)(q)	1,274	1,270
U.S. Treasury Notes
4.250% due 08/15/2035 (o)(q)	2,011	2,004

Total U.S. Treasury Obligations (Cost $3,369)		3,274

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.2%
Adjustable Rate Mortgage Trust
4.133% due 05/25/2036 •	1,298	499
4.943% due 01/25/2035 •	1,316	1,273
Atrium Hotel Portfolio Trust 5.470% due 12/15/2036 •(m)	12,835	12,617
Banc of America Funding Trust
4.033% due 06/26/2036 •	3,464	2,986
5.500% due 01/25/2036	13	14
6.000% due 07/25/2037	267	229
BCAP LLC Trust
3.606% due 03/27/2036 ~	1,865	1,266
4.447% due 03/26/2037 þ	1,103	1,889
4.586% due 02/26/2036 ~	1,033	961
7.000% due 12/26/2036 ~	1,582	886
BCP Trust 4.984% due 06/15/2038 •	450	356
Bear Stearns ALT-A Trust
4.132% due 08/25/2036 ~	1,991	891
4.433% due 11/25/2036 ~	425	212
4.518% due 08/25/2046 ~	2,207	1,494
4.625% due 09/25/2035 ~	360	155
5.186% due 11/25/2034 ~	129	125
Benchmark Mortgage Trust 2.760% due 02/15/2054 ~	8,388	4,935
BFLD Trust
6.737% due 10/15/2035 •	930	10

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2026 (Unaudited)

7.487% due 10/15/2035 •		4,700	35
7.987% due 10/15/2035 •		4,400	17
CD Mortgage Trust 5.688% due 10/15/2048		414	392
Chase Mortgage Finance Trust
4.658% due 12/25/2035 ~		6	5
6.000% due 02/25/2037		1,190	453
6.000% due 03/25/2037		272	138
6.000% due 07/25/2037		1,022	423
CHL Mortgage Pass-Through Trust
5.500% due 07/25/2037		404	157
6.000% due 04/25/2036		175	77
Citigroup Mortgage Loan Trust, Inc.
4.492% due 03/25/2037 ~		194	169
4.593% due 04/25/2037 ~		1,086	981
4.871% due 11/25/2035 ~		9,414	4,459
6.000% due 11/25/2036 ~		8,220	4,383
CitiMortgage Alternative Loan Trust 5.750% due 04/25/2037		898	797
CLNY Trust
5.710% due 11/15/2038 •		1,125	1,089
6.059% due 11/15/2038 •		4,100	3,930
6.755% due 11/15/2038 •		3,150	2,970
Countrywide Alternative Loan Trust
1.457% due 04/25/2037 •(a)		13,334	1,059
4.210% due 03/20/2046 •		2,005	1,905
4.264% due 06/25/2037 ~		447	443
4.333% due 08/25/2035 •		1,183	605
5.500% due 03/25/2035		376	150
5.500% due 09/25/2035		2,589	1,729
5.750% due 01/25/2035		147	146
5.750% due 02/25/2035		296	193
6.000% due 02/25/2035		398	325
6.000% due 04/25/2036		1,111	470
6.000% due 05/25/2036		5,938	2,760
6.000% due 02/25/2037		1,993	963
6.000% due 04/25/2037		4,011	1,707
6.000% due 08/25/2037 •		6,218	2,813
6.250% due 10/25/2036		1,358	758
6.250% due 12/25/2036 •		2,347	931
6.500% due 08/25/2036		655	186
6.500% due 09/25/2036		306	142
7.726% due 02/25/2036 •		690	544
Countrywide Alternative Loan Trust Resecuritization 6.000% due 08/25/2037 ~		1,301	634
CSMC Mortgage-Backed Trust 5.750% due 04/25/2036		829	368
CSMC Trust
5.187% due 07/15/2038 •		1,000	888
8.044% due 07/15/2032 •		2,227	2,223
DBGS Mortgage Trust
3.843% due 04/10/2037 (m)		1,000	942
5.332% due 10/15/2039 •		1,000	998
Eurosail-U.K. PLC
5.215% due 06/13/2045 •	GBP	4,487	5,056
7.865% due 06/13/2045 •		1,394	1,527
First Horizon Alternative Mortgage Securities Trust 6.250% due 11/25/2036		$942	233
GS Mortgage Securities Corp. Trust 4.920% due 07/15/2035 •		1,298	857
GSR Mortgage Loan Trust
3.979% due 03/25/2037 ~		1,103	516
4.454% due 11/25/2035 ~		321	274
Hilton USA Trust 2.828% due 11/05/2035		2,100	1,801
HomeBanc Mortgage Trust 4.993% due 03/25/2035 •		48	32
IndyMac IMSC Mortgage Loan Trust 6.500% due 07/25/2037		6,532	1,894
JP Morgan Alternative Loan Trust 4.037% due 03/25/2037 ~		3,420	2,950
JP Morgan Chase Commercial Mortgage Securities Trust
4.519% due 04/15/2037 •(m)		939	930
5.029% due 04/15/2037 •		5,636	5,541
5.327% due 06/15/2038 •		1,100	994
6.970% due 02/15/2035 •		4,772	4,565
7.235% due 10/05/2040 (m)		1,600	1,656
JP Morgan Mortgage Trust
4.518% due 06/25/2036 ~		238	155
5.265% due 01/25/2037 ~		308	260
5.299% due 02/25/2036 ~		655	426
5.502% due 10/25/2035 ~		5	5
Lehman Mortgage Trust 6.000% due 07/25/2037		6	5
Lehman XS Trust 4.233% due 06/25/2047 •		1,022	979

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2026 (Unaudited)

MASTR Alternative Loan Trust 6.750% due 07/25/2036	2,815	1,033
Merrill Lynch Mortgage Investors Trust 4.342% due 03/25/2036 ~	1,485	681
Morgan Stanley Capital I Trust 5.587% due 12/15/2036 •	8,125	174
New Orleans Hotel Trust 5.309% due 04/15/2032 •(m)	2,200	2,171
NYO Commercial Mortgage Trust
4.882% due 11/15/2038 •(m)	1,000	998
6.332% due 11/15/2038 •	2,500	2,480
Pretium Mortgage Credit Partners LLC 5.249% due 10/25/2055	13,195	13,146
PRPM LLC
5.385% due 10/25/2030 þ(m)	3,479	3,466
5.503% due 08/25/2030 þ(m)	3,462	3,453
6.469% due 05/25/2030 þ	860	858
PRPM Trust 6.255% due 05/25/2030 þ	798	797
RALI Trust
4.173% due 08/25/2036 •	218	226
4.253% due 05/25/2037 •	138	122
6.000% due 08/25/2036	214	187
6.000% due 05/25/2037	805	673
RBSSP Resecuritization Trust
4.013% due 10/27/2036 •	3,609	1,161
4.028% due 08/27/2037 •	8,000	3,847
Residential Asset Securitization Trust
5.750% due 02/25/2036	293	104
6.000% due 02/25/2037	1,475	603
6.250% due 09/25/2037	4,654	1,652
RFMSI Trust 4.851% due 02/25/2037 ~	1,221	794
SG Commercial Mortgage Securities Trust 2.937% due 03/15/2037 (m)	3,400	3,247
STARM Mortgage Loan Trust
5.604% due 04/25/2037 ~	120	61
5.644% due 02/25/2037 ~	115	100
6.115% due 02/25/2037 ~	728	678
Structured Adjustable Rate Mortgage Loan Trust
4.219% due 01/25/2036 ~	3,299	1,743
4.638% due 07/25/2035 ~	601	533
4.960% due 11/25/2036 ~	1,551	1,203
Structured Asset Mortgage Investments II Trust 3.913% due 08/25/2036 •	57	51
VASA Trust 4.687% due 07/15/2039 •(m)	1,000	983
Wachovia Mortgage Loan Trust LLC 1.746% due 08/25/2036 •	2,049	659
WaMu Mortgage Pass-Through Certificates Trust
3.707% due 10/25/2036 ~	424	378
3.817% due 07/25/2037 ~	318	287
3.996% due 02/25/2037 ~	394	343
4.647% due 07/25/2037 ~	670	616
Washington Mutual Mortgage Pass-Through Certificates Trust
4.699% due 05/25/2047 •	8	26
6.000% due 10/25/2035	738	591
6.000% due 03/25/2036	787	777
6.000% due 02/25/2037	2,117	1,810
Wells Fargo Commercial Mortgage Trust 5.204% due 09/15/2040 ~	500	498
Worldwide Plaza Trust 3.526% due 11/10/2036	5,815	4,648
WSTN Trust
7.690% due 07/05/2037 ~(m)	3,700	3,732
8.455% due 07/05/2037 ~(m)	3,700	3,704
9.835% due 07/05/2037 ~	3,000	3,015

Total Non-Agency Mortgage-Backed Securities (Cost $205,640)		174,120

ASSET-BACKED SECURITIES 6.2%
AUTOMOBILE ABS OTHER 0.3%
Ally Bank Auto Credit-Linked Notes
6.066% due 06/15/2033	3,471	3,482
6.942% due 06/15/2033	923	922
10.219% due 06/15/2033	2,621	2,637

		7,041

CMBS OTHER 0.0%
LNR CDO III Ltd. 4.069% due 02/28/2043 •	3,114	0

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2026 (Unaudited)

N-Star REL CDO VIII Ltd. 4.199% due 02/01/2041 •	220	0

		0

HOME EQUITY OTHER 3.3%
ABFC Trust
4.738% due 07/25/2034 •	61	61
4.768% due 06/25/2035 •	929	893
4.843% due 03/25/2035 •	67	60
4.963% due 03/25/2035 •	117	93
ACE Securities Corp. Home Equity Loan Trust
4.498% due 05/25/2035 •	1	1
4.783% due 05/25/2035 •	297	244
Aegis Asset-Backed Securities Trust
4.513% due 08/25/2035 •	18	18
4.753% due 08/25/2035 •	700	127
4.768% due 06/25/2035 •	900	286
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.708% due 09/25/2035 •	313	317
4.738% due 11/25/2035 •	400	357
4.738% due 01/25/2036 •	1,100	1,044
4.768% due 05/25/2035 •	237	233
4.813% due 01/25/2036 •	1,100	988
5.143% due 03/25/2033 •	24	23
5.713% due 09/25/2034 •	2,723	2,156
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 4.483% due 01/25/2036 •	333	364
Asset-Backed Securities Corp. Home Equity Loan Trust
4.693% due 11/25/2035 •	700	682
4.798% due 04/25/2035 •	7	8
4.813% due 05/25/2035 •	184	182
4.873% due 04/25/2035 •	300	280
Bear Stearns Asset-Backed Securities I Trust
4.813% due 04/25/2035 •	361	364
4.813% due 10/25/2035 •	123	123
4.873% due 12/25/2035 •	799	806
Citigroup Mortgage Loan Trust, Inc. 4.768% due 10/25/2035 •	683	498
Countrywide Asset-Backed Certificates
4.783% due 05/25/2035 •	31	31
4.888% due 05/25/2035 •	136	135
Countrywide Asset-Backed Certificates Trust
4.138% due 05/25/2037 •	7,847	6,668
4.889% due 05/25/2036 •	256	207
4.903% due 08/25/2035 •	142	141
5.236% due 07/25/2035 ~	7,025	5,551
Encore Credit Receivables Trust
4.528% due 07/25/2035 •	79	75
4.843% due 07/25/2035 •	232	208
FBR Securitization Trust
4.723% due 09/25/2035 •	1,900	1,732
4.768% due 11/25/2035 •	1,000	602
Fremont Home Loan Trust
4.093% due 01/25/2037 •	4,797	2,198
4.273% due 02/25/2036 •	12,788	9,459
4.468% due 01/25/2036 •	1,400	1,205
4.753% due 04/25/2035 •	1,300	1,161
4.858% due 06/25/2035 •(m)	116	116
GSAA Home Equity Trust 4.193% due 03/25/2037 •	961	260
GSAMP Trust
4.073% due 12/25/2036 •	1,148	613
4.193% due 01/25/2047 •	246	124
Home Equity Mortgage Loan Asset-Backed Trust
4.113% due 07/25/2037 •	2,218	1,238
4.498% due 03/25/2036 •	302	237
JP Morgan Mortgage Acquisition Trust 6.330% due 07/25/2036 þ	91	23
Long Beach Mortgage Loan Trust
4.708% due 08/25/2035 •	1,000	930
4.918% due 04/25/2035 •	1,900	1,872
8.293% due 10/25/2034 •	3,608	3,244
MASTR Asset-Backed Securities Trust
4.693% due 10/25/2035 •	400	376
4.768% due 05/25/2035 •	19	21
4.798% due 03/25/2035 •	392	396
4.813% due 03/25/2035 •	208	170
4.843% due 05/25/2035 •	400	402
4.873% due 03/25/2035 •	479	460
Merrill Lynch Mortgage Investors Trust
3.813% due 03/25/2037 þ	5,701	1,059
4.113% due 04/25/2037 •	1,260	569
4.738% due 02/25/2036 •	145	146
4.828% due 02/25/2036 •	80	79

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2026 (Unaudited)

Morgan Stanley ABS Capital I, Inc. Trust
3.943% due 10/25/2036 •		5,061	2,641
4.828% due 03/25/2035 •		253	234
4.888% due 01/25/2035 •		261	234
Morgan Stanley Mortgage Loan Trust 6.250% due 02/25/2037 ~		1,943	1,088
New Century Home Equity Loan Trust
4.438% due 12/25/2035 •		287	279
4.468% due 12/25/2035 •		573	518
4.573% due 03/25/2035 •		148	148
4.738% due 06/25/2035 •		114	123
4.768% due 06/25/2035 •		291	292
4.813% due 06/25/2035 •		366	384
4.918% due 03/25/2035 •		222	223
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.708% due 05/25/2035 •		525	424
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 4.009% due 07/25/2035 •		400	359
People's Choice Home Loan Securities Trust 4.768% due 05/25/2035 •		300	217
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ		11,496	2,796
7.238% due 09/25/2037 þ		7,467	2,841
Residential Asset Securities Corporation Trust 4.738% due 12/25/2035 •		538	454
Securitized Asset-Backed Receivables LLC Trust 4.213% due 03/25/2036 •		12,205	11,840
Soundview Home Loan Trust 4.768% due 11/25/2035 •		366	364
Structured Asset Investment Loan Trust 4.768% due 06/25/2035 •		3,780	3,453

			80,828

HOME EQUITY SEQUENTIAL 0.0%
Structured Asset Securities Corp. Mortgage Loan Trust 5.593% due 08/25/2037 •		0	1

			1

WHOLE LOAN COLLATERAL 1.5%
Bear Stearns Asset-Backed Securities I Trust 4.193% due 04/25/2037 •		5,930	5,080
First Franklin Mortgage Loan Trust
4.113% due 10/25/2036 •		2,450	1,610
4.843% due 03/25/2035 •		661	637
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 4.843% due 04/25/2035 •		81	81
Pretium Mortgage Credit Partners LLC
5.151% due 02/25/2056 þ		2,443	2,425
5.184% due 11/25/2055 þ		3,096	3,077
5.193% due 10/25/2055 þ(m)		5,083	5,087
5.265% due 12/25/2055 þ		968	963
5.342% due 12/25/2055 þ(m)		6,132	6,114
5.391% due 08/25/2055 þ(m)		3,157	3,162
5.510% due 04/25/2056 þ		3,800	3,803
6.244% due 05/25/2055 þ		1,181	1,183
6.368% due 04/25/2055 þ		847	849
RCO X Mortgage LLC 5.418% due 10/25/2030 þ		1,741	1,738
Securitized Asset-Backed Receivables LLC Trust 4.768% due 12/25/2034 •		129	113
VCAT LLC 5.101% due 01/25/2056 þ		943	939

			36,861

OTHER ABS 1.1%
Adagio VI CLO DAC 0.000% due 04/30/2031 ~	EUR	1,343	336
Apidos CLO XXVIII 0.000% due 10/20/2038 ~		$10,135	2,903
Belle Haven ABS CDO Ltd. 7.000% due 07/05/2046 •		324,260	709
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		6,000	64
CIFC Funding Ltd.
0.000% due 04/24/2030 ~		4,100	448
0.000% due 03/31/2038 ~		2,441	1,251
Cork Street CLO DAC 0.000% due 11/27/2028 ~	EUR	700	99
Crown City CLO II 0.000% due 04/20/2035 ~		$1,600	448
Dryden 58 CLO Ltd. 0.000% due 07/17/2031 ~		14,311	86

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2026 (Unaudited)

Glacier Funding CDO III Ltd. 7.020% due 08/04/2035 •		7,164	454
GreenSky Home Improvement Issuer Trust
5.870% due 06/25/2059		672	681
6.360% due 06/25/2059		373	380
Man GLG U.S. CLO Ltd. 0.000% due 07/15/2034 ~		1,100	391
Marble Point CLO XXIII Ltd. 0.000% due 01/22/2052 ~		5,200	1,433
Marlette Funding Trust 0.000% due 09/17/2029 «(g)		15	0
Pagaya AI Debt Selection Trust 3.270% due 05/15/2029		610	603
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(g)		8	2,567
SLM Student Loan Trust 0.000% due 01/25/2042 «(g)		7	1,298
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(g)		3	650
0.000% due 10/15/2048 «(g)		3	749
South Coast Funding V Ltd. 4.977% due 08/06/2039 •		1,077	327
Taberna Preferred Funding V Ltd. 4.305% due 08/05/2036 •		5,119	4,812
Taberna Preferred Funding VI Ltd. 4.285% due 12/05/2036 •		6,465	6,012

			26,701

Total Asset-Backed Securities (Cost $224,256)			151,432

SOVEREIGN ISSUES 11.4%
Angola Government International Bonds
8.000% due 11/26/2029		6,590	6,525
8.250% due 05/09/2028		10,100	10,198
9.375% due 03/31/2033		10,200	10,103
9.875% due 03/31/2037		10,100	10,007
Argentina Bonar Bonds 0.750% due 07/09/2030 þ		6,840	5,560
Argentina Republic Government International Bonds
1.000% due 07/09/2029 (m)		946	832
3.500% due 07/09/2041 þ(m)		17,491	11,736
4.125% due 07/09/2046 þ		107	74
5.000% due 01/09/2038 þ(m)		22,691	17,154
Avenir Issuer IV Ireland DAC 6.000% due 10/25/2027		2,240	2,171
Colombia Government International Bonds
1.000% due 03/26/2031	COP	651,300	137
3.750% due 09/19/2028 (m)	EUR	1,200	1,360
5.000% due 09/19/2032 (m)		1,000	1,091
5.375% due 01/21/2029 (m)		$4,100	4,067
5.625% due 02/19/2036 (m)	EUR	1,200	1,271
6.125% due 01/21/2031 (m)		$1,200	1,182
Colombia TES
1.000% due 08/22/2029	COP	1,065,200	268
1.000% due 11/28/2040		500	0
9.250% due 05/28/2042		290,000	59
11.000% due 08/22/2029		5,975,200	1,507
11.500% due 07/25/2046		2,302,200	555
11.750% due 01/24/2035		177,173,900	43,928
12.000% due 03/13/2058		1,000	0
12.750% due 11/28/2040		5,767,800	1,529
Costa Rica Government International Bonds 5.500% due 11/21/2030 (m)	EUR	3,250	3,845
Development Bank of Kazakhstan JSC 18.400% due 10/16/2028	KZT	869,100	1,869
Dominican Republic International Bonds
10.500% due 03/15/2037 (m)	DOP	999,800	17,167
10.750% due 06/01/2036 (m)		94,250	1,639
10.750% due 06/01/2036		51,400	894
11.250% due 09/15/2035		45,950	821
Egypt Government Bonds 19.698% due 10/14/2030	EGP	2,172,700	39,138
El Salvador Government International Bonds 8.625% due 02/28/2029 (m)		$4,400	4,594
Ghana Government International Bonds
0.000% due 07/03/2026 (g)		29	28
0.000% due 01/03/2030 (g)		120	101
5.000% due 07/03/2029 þ		762	729
Peru Government International Bonds
6.900% due 08/12/2037	PEN	4,600	1,314
6.950% due 08/12/2031		6,881	2,145
Republic of Kenya Government International Bonds
7.875% due 02/26/2034 (m)		$6,600	6,008
8.700% due 02/26/2039		6,600	5,990
Romania Government International Bonds
5.125% due 09/24/2031 (m)	EUR	2,580	2,962

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2026 (Unaudited)

5.375% due 03/22/2031 (m)		2,540	2,960
5.375% due 06/07/2033 (m)		2,700	3,042
5.875% due 07/11/2032 (m)		8,300	9,732
6.750% due 07/11/2039 (m)		2,000	2,312
Russia Foreign Bonds - Eurobond
5.625% due 04/04/2042		$13,400	9,380
5.875% due 09/16/2043		200	137
Turkiye Government Bonds
39.740% (BISTREFI) due 05/20/2026 ~	TRY	700	16
39.740% (BISTREFI) due 08/19/2026 ~		500	11
39.740% (BISTREFI) due 05/17/2028 ~(m)		98,200	2,202
40.299% (BISTREFI) due 09/06/2028 ~(m)		490,700	10,998
Ukraine Government International Bonds
0.000% due 02/01/2030 þ(i)		$766	451
0.000% due 02/01/2034 þ(i)		2,861	1,233
0.000% due 02/01/2035 þ(i)		2,418	1,122
0.000% due 02/01/2036 þ(i)(m)		2,015	933
4.500% due 02/01/2029 þ(m)		3,298	2,325
4.500% due 02/01/2034 þ		3,769	2,020
4.500% due 02/01/2035 þ		3,287	1,729
4.500% due 02/01/2036 þ		3,663	1,890
Venezuela Government International Bonds
6.000% due 12/09/2049 ^(d)		490	189
9.250% due 09/15/2027 ^(d)		3,898	1,871
9.250% due 05/07/2028 ^(d)		2,600	1,196
11.950% due 08/05/2031 ^(d)		1,500	772

Total Sovereign Issues (Cost $275,577)			277,079

		SHARES
COMMON STOCKS 5.0%
COMMUNICATION SERVICES 0.6%
Clear Channel Outdoor Holdings, Inc. (e)		1,167,686	2,768
iHeartMedia, Inc. Class A (e)		275,106	803
iHeartMedia, Inc. Class B «(e)		213,502	549
Promotora de Informaciones SA Class A (e)		1,233,318	428
SES SA «(e)		460,477	6,907
Uniti Group, Inc. (e)		255,797	2,399

			13,854

CONSUMER DISCRETIONARY 0.0%
Steinhoff International Holdings NV «(e)(l)		97,336,701	0
West Marine «(e)(l)		13,000	82

			82

FINANCIALS 0.8%
Banca Monte dei Paschi di Siena SpA		2,152,500	18,782
UBS Group AG		4,114	160
XBP Global Holdings, Inc. (e)		1,223	5

			18,947

HEALTH CARE 2.3%
AmSurg Corp. «(e)(l)		1,271,774	55,926

INDUSTRIALS 1.3%
Drillco Holdings Luxembourg SA «(l)		76,260	1,754
Foresea Holdings SA «		31,696	729
Incora New Equity «(e)(l)		704,040	26,665
Luxco Co. Ltd. «(e)(l)		126,819	2,345
Mcdermott International Ltd. (e)		461	11
Westmoreland Mining Holdings «(e)(l)		44,693	27
Westmoreland Mining LLC «(e)(l)		45,087	192

			31,723

REAL ESTATE 0.0%
Country Garden Holdings Co. Ltd. (e)		200,965	8
MNSN Holdings, Inc. «(e)(l)		8,724	541

			549

Total Common Stocks (Cost $118,377)			121,081

WARRANTS 0.1%
COMMUNICATION SERVICES 0.1%
Windstream Holdings II LLC - Exp. 08/01/2035		275,876	2,585

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2026 (Unaudited)

CONSUMER DISCRETIONARY 0.0%
West Marine - Exp. 09/08/2028 «		1,687	0

Total Warrants (Cost $1,680)			2,585

PREFERRED SECURITIES 2.0%
BANKING & FINANCE 1.4%
ADLER Group SA «		3,916,182	0
AGFC Capital Trust I 5.684% (US0003M + 1.750%) due 01/15/2067 ~(m)		1,800,000	1,127
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(j)		110,000	94
Compeer Financial ACA 4.875% due 08/15/2026 •(j)		4,400,000	4,352
WAFC Voussoir «		19,262,485	19,263
Windstream Holdings II LLC 11.000% «		9,034	9,614

			34,450

INDUSTRIALS 0.6%
Clover Holdings, Inc. 0.000% «(l)		37,854	716
SVB Financial Trust
0.000% due 11/07/2032 (g)		51,920	3
11.000% due 11/07/2032		9,947	4,700
Syniverse Holdings, Inc. 12.500% «(l)		7,175,071	6,037
Venture Global LNG, Inc. 9.000% due 09/30/2029 •(j)		1,660,000	1,654

			13,110

Total Preferred Securities (Cost $48,685)			47,560

REAL ESTATE INVESTMENT TRUSTS 0.2%
REAL ESTATE 0.2%
VICI Properties, Inc.		210,228	5,744

Total Real Estate Investment Trusts (Cost $1,514)			5,744

SHORT-TERM INSTRUMENTS 2.8%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720% (k)		1,140,625	1,141

		PRINCIPAL AMOUNT (000s)
EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (g)(h)	EGP	35,600	572

NIGERIA TREASURY BILLS 2.2%
20.606% due 01/14/2027 - 01/28/2027 (f)(g)	NGN	83,267,100	52,337

TURKEY TREASURY BILLS 0.0%
38.692% due 04/07/2026 (f)(g)	TRY	40,000	893

U.S. TREASURY BILLS 0.6%
3.660% due 04/07/2026 - 07/21/2026 (f)(g)(o)(q)		$14,205	14,139

Total Short-Term Instruments (Cost $68,127)			69,082

Total Investments in Securities (Cost $3,251,796)			2,988,180

		SHARES
INVESTMENTS IN AFFILIATES 5.1%
COMMON STOCKS 0.5%
AFFILIATED INVESTMENTS 0.5%
Windstream Services LLC		1,416,163	13,283

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2026 (Unaudited)

Total Common Stocks (Cost $8,639)		13,283

SHORT-TERM INSTRUMENTS 4.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%
PIMCO Short-Term Floating NAV Portfolio III	11,502,681	112,025

Total Short-Term Instruments (Cost $112,028)		112,025

Total Investments in Affiliates (Cost $120,667)		125,308

Total Investments 128.0% (Cost $3,372,463)		$3,113,488
Financial Derivative Instruments (n)(p) 0.1%(Cost or Premiums, net $(23,894))		2,171
Other Assets and Liabilities, net (28.1)%		(684,039)

Net Assets Applicable to Common Shareholders 100.0%		$2,431,620

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Coupon represents a yield to maturity.
(i)	Security becomes interest bearing at a future date.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Coupon represents a 7-Day Yield.
(l)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AmSurg Corp.	11/02/2023 - 11/06/2023	$53,141	$55,926	2.30%
Clover Holdings, Inc.	12/09/2024	568	716	0.03
Country Garden Holdings Co. Ltd.0.000% due 12/31/2031	12/31/2025	61	48	0.00
Drillco Holdings Luxembourg SA	06/08/2023	1,523	1,754	0.07
Incora New Equity	01/31/2025	34,199	26,665	1.10
Incora Top Holdco LLC 6.000% due 01/30/2033	01/31/2025 - 01/31/2026	16,034	24,284	1.00
Luxco Co. Ltd.	10/01/2025	2,231	2,345	0.10
MNSN Holdings, Inc.	03/16/2023 - 03/29/2023	97	541	0.02
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2025	7,082	6,037	0.25
West Marine	09/12/2023	187	82	0.00
Westmoreland Mining Holdings	07/29/2015 - 03/26/2019	1,161	27	0.00
Westmoreland Mining LLC	06/30/2023	299	192	0.01

$116,583	$118,617	4.88%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	(0.500)%	01/26/2026	TBD(2)	EUR	(683)	$(791)
2.250	02/26/2026	TBD(2)	(2,315)	(2,682)
2.270	01/30/2026	TBD(2)	(5,935)	(6,887)
2.340	01/30/2026	TBD(2)	(16,965)	(19,688)
3.600	03/05/2026	TBD(2)	$(4,004)	(4,013)
4.173	03/26/2026	06/26/2026	GBP	(11,451)	(15,167)
BRC	1.400	02/24/2026	TBD(2)	EUR	(4,183)	(4,842)
1.550	02/03/2026	TBD(2)	(554)	(642)
1.550	03/17/2026	TBD(2)	(2,003)	(2,316)
2.250	01/30/2026	TBD(2)	(10,988)	(12,748)
3.000	12/19/2025	TBD(2)	$(2,385)	(2,406)
3.250	12/19/2025	TBD(2)	GBP	(1,200)	(1,603)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2026 (Unaudited)

	4.000	02/03/2026	TBD(2)		$(5,896)	(5,933)
BYR	4.130	03/16/2026	06/16/2026		(24,998)	(25,044)
	4.130	03/23/2026	06/16/2026		(4,540)	(4,545)
CDC	4.030	03/10/2026	07/08/2026		(10,029)	(10,054)
	4.030	03/23/2026	07/21/2026		(1,287)	(1,288)
	4.080	02/25/2026	04/28/2026		(697)	(700)
	4.120	03/17/2026	04/02/2026		(1,872)	(1,875)
	4.130	03/10/2026	04/15/2026		(329)	(329)
	4.130	03/10/2026	07/08/2026		(8,594)	(8,616)
	4.130	03/23/2026	07/21/2026		(17,461)	(17,479)
	4.130	03/26/2026	07/21/2026		(2,910)	(2,912)
	4.130	03/30/2026	07/21/2026		(9,479)	(9,481)
	4.140	03/02/2026	06/01/2026		(41,053)	(41,194)
	4.140	03/03/2026	06/01/2026		(2,089)	(2,096)
	4.140	03/17/2026	06/01/2026		(168)	(168)
	4.160	03/10/2026	04/02/2026		(1,616)	(1,620)
	4.170	03/02/2026	04/02/2026		(8,495)	(8,525)
	4.180	01/28/2026	04/28/2026		(1,028)	(1,035)
CEW	4.120	02/26/2026	05/27/2026		(47,264)	(47,448)
DBL	3.950	03/18/2026	TBD(2)		(15,204)	(15,224)
	4.100	03/06/2026	04/06/2026		(16,469)	(16,518)
	4.120	03/13/2026	05/08/2026		(19,284)	(19,326)
	4.135	03/20/2026	06/26/2026		(1,955)	(1,958)
	4.235	03/20/2026	06/26/2026		(3,218)	(3,222)
	4.335	03/20/2026	06/26/2026		(3,163)	(3,167)
DEU	3.900	03/12/2026	04/13/2026		(14,821)	(14,854)
	4.050	03/12/2026	04/13/2026		(1,565)	(1,568)
IND	4.080	02/12/2026	05/13/2026		(202)	(203)
	4.080	03/26/2026	05/13/2026		(198)	(198)
	4.090	03/26/2026	06/04/2026		(354)	(355)
	4.110	03/17/2026	06/16/2026		(3,260)	(3,265)
	4.140	02/12/2026	05/13/2026		(55)	(55)
	4.150	02/27/2026	04/08/2026		(2,518)	(2,528)
	4.160	03/16/2026	06/16/2026		(1,017)	(1,019)
	4.190	01/16/2026	04/15/2026		(25,640)	(25,863)
	4.190	03/06/2026	04/15/2026		(1,111)	(1,114)
	4.190	03/10/2026	04/15/2026		(9,276)	(9,300)
	4.190	03/11/2026	04/15/2026		(29)	(29)
	4.190	03/26/2026	04/15/2026		(2,038)	(2,040)
JML	1.500	03/26/2026	TBD(2)	EUR	(250)	(289)
MBC	2.180	01/30/2026	TBD(2)		(3,108)	(3,606)
	2.200	02/27/2026	TBD(2)		(2,946)	(3,412)
	2.250	01/30/2026	TBD(2)		(2,511)	(2,913)
MYI	1.400	03/24/2026	TBD(2)		(3,163)	(3,658)
	2.750	01/15/2026	TBD(2)		$(275)	(277)
	3.250	12/12/2025	TBD(2)		(1,771)	(1,789)
	3.250	12/19/2025	TBD(2)	GBP	(5,998)	(8,013)
	3.300	12/29/2025	TBD(2)		(629)	(840)
NOM	3.950	03/05/2026	TBD(2)		$(4,787)	(4,801)
	4.000	03/05/2026	TBD(2)		(28,402)	(28,487)
RDR	4.000	12/18/2025	TBD(2)		(989)	(1,000)
RTA	4.155	02/20/2026	08/20/2026		(12,125)	(12,182)
	4.155	03/02/2026	09/02/2026		(11,011)	(11,050)
	4.155	03/10/2026	09/02/2026		(628)	(629)
	4.155	03/26/2026	08/20/2026		(1,075)	(1,075)
	4.155	03/26/2026	09/18/2026		(821)	(822)
	4.380	03/05/2026	05/04/2026		(12,421)	(12,462)
	4.430	03/05/2026	05/04/2026		(3,863)	(3,876)
SCX	4.020	03/03/2026	04/02/2026		(5,737)	(5,755)
	4.050	02/17/2026	TBD(2)		(12,536)	(12,597)
	4.100	03/03/2026	TBD(2)		(1,549)	(1,554)
SOG	2.110	01/28/2026	TBD(2)	EUR	(1,785)	(2,071)
	2.110	01/29/2026	TBD(2)		(2,664)	(3,090)
	2.110	02/20/2026	TBD(2)		(2,149)	(2,489)
	2.110	02/26/2026	TBD(2)		(2,529)	(2,929)
	2.120	01/23/2026	TBD(2)		(6,911)	(8,021)
	2.180	02/26/2026	TBD(2)		(228)	(264)
	2.200	01/30/2026	TBD(2)		(11,139)	(12,923)
	2.200	03/04/2026	TBD(2)		(3,782)	(4,379)
	2.220	02/27/2026	TBD(2)		(7,084)	(8,205)
	4.090	01/15/2026	04/09/2026		$(3,617)	(3,648)
	4.090	02/03/2026	05/04/2026		(1,164)	(1,172)
	4.090	02/20/2026	05/04/2026		(1,175)	(1,180)
	4.100	01/21/2026	04/16/2026		(598)	(603)
	4.190	01/08/2026	04/08/2026		(2,730)	(2,757)
	4.190	03/17/2026	04/07/2026		(729)	(730)
	4.210	02/03/2026	04/02/2026		(13,864)	(13,956)
	4.210	02/03/2026	05/04/2026		(23,948)	(24,108)
	4.210	03/10/2026	05/04/2026		(13,209)	(13,243)
	4.210	04/02/2026	05/04/2026		(5,942)	(5,942)
	4.220	01/16/2026	04/16/2026		(18,779)	(18,945)
	4.220	03/02/2026	04/16/2026		(19,664)	(19,733)
TDM	3.850	12/12/2025	TBD(2)		(440)	(445)
	3.930	12/12/2025	TBD(2)		(7,352)	(7,441)
	3.930	03/30/2026	TBD(2)		(7,527)	(7,529)
UBS	2.070	02/06/2026	TBD(2)	EUR	(2,591)	(3,005)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2026 (Unaudited)

				2.190			02/27/2026	TBD(2)	(4,935)		(5,715)
				2.220			02/26/2026	TBD(2)	(3,231)		(3,743)
				2.329			03/27/2026	06/29/2026	(32,651)		(37,752)
				2.436			03/06/2026	06/08/2026	(5,605)		(6,490)

Total Reverse Repurchase Agreements											$(729,528)

(m)	Securities with an aggregate market value of $795,496 and cash of $14,557 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(419,079) at a weighted average interest rate of 4.072%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.395%		$900	$(9)	$21	$12	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.213		1,400	5	(2)	3	0	0
Boeing Co.	1.000	Quarterly	12/20/2029	0.587		600	0	9	9	0	0
Boeing Co.	1.000	Quarterly	12/20/2030	0.712		20,300	315	(57)	258	9	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.303		1,600	6	(3)	3	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.622		3,700	81	(167)	(86)	7	0
Stellantis NV	5.000	Quarterly	12/20/2030	1.874	EUR	200	38	(7)	31	1	0
Worldline SA/France	5.000	Quarterly	12/20/2027	10.088		1,200	(116)	13	(103)	0	(17)
Worldline SA/France	5.000	Quarterly	12/20/2028	10.418		200	(29)	3	(26)	0	(3)

							$291	$(190)	$101	$17	$(20)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	40,140	$(853)	$(858)	$(1,711)	$128	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		15,700	1,524	2,895	4,419	0	(45)
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		8,000	891	557	1,448	0	(26)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		3,900	800	2,432	3,232	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/15/2026		$44,400	722	(669)	53	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		35,000	328	(62)	266	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027		12,450	(2)	323	321	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	02/15/2027		49,800	(123)	(1,044)	(1,167)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		20,600	(5)	519	514	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	02/17/2027		90,000	(893)	1,370	477	21	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	02/24/2027		6,000	(2)	153	151	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Semi-Annual	02/24/2027		19,900	(51)	(406)	(457)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		73,900	280	(1,631)	(1,351)	26	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		83,700	(7,417)	4,719	(2,698)	35	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	08/17/2028		47,100	(11)	2,774	2,763	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	08/24/2028		71,000	(17)	4,243	4,226	0	(34)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		175,700	1,523	(753)	770	118	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2029		263,700	8,727	(13,746)	(5,019)	187	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		38,700	(732)	632	(100)	0	(33)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2026 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	12/21/2029		384,000	353	12,730	13,083	382	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		568,100	(5,582)	(5,737)	(11,319)	553	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		3,600	(60)	504	444	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		330,360	2,355	(4,159)	(1,804)	347	0
Receive	1-Day USD-SOFR Compounded-OIS	1.160	Semi-Annual	04/12/2031		6,100	(1)	787	786	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		19,700	1,152	1,780	2,932	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		97,600	(1,365)	11,967	10,602	0	(90)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	02/09/2032		128,200	870	17,081	17,951	0	(123)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		69,800	(9,546)	2,101	(7,445)	77	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		28,110	(461)	695	234	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Semi-Annual	06/19/2044		161,500	(4,025)	(14,178)	(18,203)	0	(206)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		17,610	341	654	995	32	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049		2,200	(3)	729	726	5	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		19,800	(137)	7,610	7,473	47	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		28,200	(69)	11,786	11,717	66	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		29,300	(114)	11,706	11,592	69	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		9,800	(29)	3,338	3,309	23	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050		17,000	1,539	6,871	8,410	42	0
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052		144,400	962	62,650	63,612	391	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027	BRL	2,600	0	(38)	(38)	1	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		1,300	0	(19)	(19)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		1,300	0	(19)	(19)	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		700	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		3,000	0	(32)	(32)	1	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		7,100	0	(67)	(67)	2	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	21,400	392	2,390	2,782	0	(73)
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		17,200	1,607	1,508	3,115	0	(94)
Receive	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		1,900	149	16	165	0	(11)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		8,100	702	3,743	4,445	0	(51)
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		39,800	480	4,435	4,915	48	0
Pay	Venture Global LNG, Inc.	5.000	Quarterly	12/20/2030		$4,700	144	343	487	20	0
Pay	Worldline SA/France	5.000	Quarterly	12/20/2030	EUR	36,800	(6,007)	(1,656)	(7,663)	0	(543)

							$(11,664)	$140,959	$129,295	$2,632	$(1,416)

Total Swap Agreements							$(11,373)	$140,769	$129,396	$2,649	$(1,436)

(o)	Securities with an aggregate market value of $5,365 and cash of $66,299 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2026 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2026	CAD	753	$549	$8	$0
BOA	04/2026	DOP	390,024	6,375	27	(37)
04/2026	JPY	246,122	1,543	0	(8)
04/2026	$4,346	EUR	3,711	0	(57)
05/2026	DOP	8,436	$130	0	(9)
05/2026	$1,543	JPY	245,381	8	0
BPS	06/2026	87	IDR	1,459,994	0	(1)
08/2030	KWD	163	$550	13	0
01/2031	6,025	20,303	445	0
BRC	04/2026	HKD	5,999	767	1	0
04/2026	TRY	729,696	15,843	0	(257)
04/2026	$25,288	TRY	1,139,957	197	0
05/2026	TRY	216,397	$4,649	0	(23)
05/2026	$3,474	TRY	161,074	3	0
BSH	04/2026	JPY	1,360,395	$8,522	0	(50)
04/2026	$44,443	GBP	33,386	0	(254)
05/2026	GBP	33,386	$44,442	254	0
05/2026	$8,522	JPY	1,356,296	50	0
CBK	04/2026	EUR	7,809	$9,059	33	0
04/2026	$22,510	GBP	16,981	0	(34)
DUB	04/2026	HKD	29,112	$3,721	5	0
04/2026	$127	AUD	185	1	0
05/2026	AUD	185	$127	0	(1)
06/2026	KZT	75,401	146	0	(8)
FAR	04/2026	AUD	71	50	1	0
04/2026	GBP	53,311	72,044	1,481	0
04/2026	JPY	1,693,817	10,613	0	(60)
04/2026	$15,469	GBP	11,436	0	(333)
04/2026	3,385	JPY	528,845	0	(52)
05/2026	10,613	1,688,700	59	0
GLM	04/2026	DOP	284,604	$4,409	0	(256)
04/2026	KZT	50,781	104	0	(1)
05/2026	DOP	327,030	5,263	40	(155)
06/2026	42,713	696	0	(4)
06/2026	$233	MXN	4,158	0	(3)
08/2026	DOP	50,832	$812	0	(14)
09/2026	38,796	614	0	(15)
IND	04/2026	EUR	330,439	390,178	8,239	0
JPM	04/2026	7,772	8,925	0	(59)
04/2026	HKD	33,973	4,345	8	0
04/2026	$6,842	EUR	5,867	0	(61)
MBC	04/2026	GBP	282	$378	4	0
04/2026	JPY	523,585	3,274	0	(25)
04/2026	$5,094	EUR	4,397	0	(12)
04/2026	3,747	JPY	582,618	0	(76)
05/2026	EUR	2,748	$3,164	0	(17)
05/2026	JPY	3,870,000	24,326	0	(132)
05/2026	$3,274	JPY	522,003	25	0
NGF	04/2026	6,153	TRY	282,948	47	0
05/2026	3,072	142,289	0	(1)
SCX	04/2026	GBP	8,210	$10,896	29	0
04/2026	$544	CAD	753	0	(2)
04/2026	2,666	JPY	415,916	0	(45)
05/2026	CAD	752	$544	3	0
SOG	04/2026	$384,681	EUR	332,045	519	(1,405)
04/2026	14,743	JPY	2,294,036	0	(289)
05/2026	EUR	280,575	$324,290	0	(507)
06/2026	EGP	10,612	196	12	0
06/2026	PEN	13,864	4,115	146	0
SSB	04/2026	AUD	114	81	3	0
04/2026	$17	JPY	2,689	0	0
UAG	04/2026	TRY	83,654	$1,810	0	(32)
05/2026	12,569	270	0	(2)
06/2026	COP	186,386,514	49,041	0	(869)

Total Forward Foreign Currency Contracts	$11,661	$(5,166)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Call - OTC USD versus TRY	TRY	49.510	04/15/2026	5,600	$(89)	$(14)
Call - OTC USD versus TRY	49.650	04/17/2026	8,400	(129)	(29)
Call - OTC USD versus TRY	49.650	04/21/2026	2,700	(40)	(13)
Call - OTC USD versus TRY	49.600	04/24/2026	1,400	(21)	(8)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2026 (Unaudited)

	Call - OTC USD versus TRY				49.990	05/01/2026		2,700	(41)		(21)

Total Written Options									$(320)		$(85)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Panama Government International Bonds	1.000%	Quarterly	12/20/2028	0.787%		$8,500	$(351)	$401	$50	$0
BRC	Panama Government International Bonds	1.000	Quarterly	12/20/2028	0.787		9,500	(392)	447	55	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2030	3.124		400	(32)	(2)	0	(34)
CBK	Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.387		2,000	(10)	25	15	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2030	3.124		1,700	(138)	(7)	0	(145)
DUB	Eskom «	4.650	Quarterly	06/30/2029	—◆		7,400	0	318	318	0
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—◆		635	0	4	4	0
GST	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.478		1,000	140	(84)	56	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.663		900	(25)	36	11	0
	Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738	JPY	53,300	(28)	3	0	(25)
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662		$3,500	(30)	26	0	(4)
JPM	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.663		200	(6)	8	2	0
	Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738	JPY	53,300	(28)	3	0	(25)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2030	3.124		$2,600	(203)	(19)	0	(222)
MYC	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2026	2.371		400	5	(2)	3	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.663		400	(10)	15	5	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	2.711		2,600	(507)	396	0	(111)
MYI	Turkiye Government International Bonds	1.000	Quarterly	12/20/2033	3.528		3,000	(597)	151	0	(446)

								$(2,212)	$1,719	$519	$(1,012)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index «		0.110%	Monthly	05/25/2046		$15,789	$(4,307)	$3,043	$0	$(1,264)
GST	ABX.HE.AA.6-1 Index «		0.320	Monthly	07/25/2045		5,959	(283)	(218)	0	(501)
	ABX.HE.AAA.6-2 Index «		0.110	Monthly	05/25/2046		1,340	(362)	255	0	(107)
MEI	ABX.HE.AAA.6-2 Index «		0.110	Monthly	05/25/2046		18,458	(5,037)	3,559	0	(1,478)
MYI	ABX.HE.AAA.6-2 Index «		0.110	Monthly	05/25/2046		20,094	0	(1,609)	0	(1,609)

								$(9,989)	$5,030	$0	$(4,959)

Total Swap Agreements								$(12,201)	$6,749	$519	$(5,971)

(q)

Securities with an aggregate market value of $8,540 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2026 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Loan Participations and Assignments	$0	$673,498	$299,456	$972,954
Corporate Bonds & Notes
Banking & Finance	0	227,392	2,094	229,486
Industrials	0	607,659	47,351	655,010
Utilities	0	75,273	363	75,636
Convertible Bonds & Notes
Banking & Finance	0	48	0	48
Industrials	0	57,543	0	57,543
Municipal Bonds & Notes
California	0	1,861	0	1,861
Michigan	0	4,953	0	4,953
West Virginia	0	7,312	0	7,312
U.S. Government Agencies	0	123,008	8,412	131,420
U.S. Treasury Obligations	0	3,274	0	3,274
Non-Agency Mortgage-Backed Securities	0	174,120	0	174,120
Asset-Backed Securities
Automobile ABS Other	0	7,041	0	7,041
Home Equity Other	0	80,828	0	80,828
Home Equity Sequential	0	1	0	1
Whole Loan Collateral	0	36,861	0	36,861
Other ABS	0	21,437	5,264	26,701
Sovereign Issues	0	277,079	0	277,079
Common Stocks
Communication Services	5,970	428	7,456	13,854
Consumer Discretionary	0	0	82	82
Financials	5	18,942	0	18,947
Health Care	0	0	55,926	55,926
Industrials	11	0	31,712	31,723
Real Estate	0	8	541	549
Warrants
Communication Services	0	2,585	0	2,585
Preferred Securities
Banking & Finance	0	5,573	28,877	34,450
Industrials	0	6,357	6,753	13,110
Real Estate Investment Trusts
Real Estate	5,744	0	0	5,744
Short-Term Instruments
Mutual Funds	0	1,141	0	1,141
Egypt Treasury Bills	0	572	0	572
Nigeria Treasury Bills	0	52,337	0	52,337
Turkey Treasury Bills	0	893	0	893
U.S. Treasury Bills	0	14,139	0	14,139

$11,730	$2,482,163	$494,287	$2,988,180
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	0	13,283	0	13,283
Short-Term Instruments
Central Funds Used for Cash Management Purposes	112,025	0	0	112,025

$112,025	$13,283	$0	$125,308

Total Investments	$123,755	$2,495,446	$494,287	$3,113,488

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,649	0	2,649
Over the counter	0	11,858	322	12,180

$0	$14,507	$322	$14,829
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,436)	0	(1,436)
Over the counter	0	(6,263)	(4,959)	(11,222)

$0	$(7,699)	$(4,959)	$(12,658)

Total Financial Derivative Instruments	$0	$6,808	$(4,637)	$2,171

Totals	$123,755	$2,502,254	$489,650	$3,115,659

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:
Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (2)

Investments in Securities, at Value

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2026 (Unaudited)

Loan Participations and Assignments	$160,420	$34,834	$(42,126)	$590	$39	$1,665	$144,034	$0	$299,456	$(159)
Corporate Bonds & Notes
Banking & Finance	862	2,106	(101)	0	5	113	0	(891)	2,094	(12)
Industrials	44,914	3,031	(4,206)	92	0	3,520	0	0	47,351	2,413
Utilities	0	307	0	(4)	0	60	0	0	363	60
U.S. Government Agencies	8,490	0	(166)	28	55	5	0	0	8,412	1
Asset-Backed Securities
Other ABS	6,139	0	0	9	(2,227)	1,343	0	0	5,264	(624)
Common Stocks
Communication Services	23,486	0	(20,869)	0	11,074	(6,235)	0	0	7,456	7,125
Consumer Discretionary	82	0	0	0	0	0	0	0	82	0
Financials	15,885	0	(16,276)	0	(15,135)	15,526	0	0	0	0
Health Care	57,417	0	0	0	0	(1,491)	0	0	55,926	(1,491)
Industrials	26,133	7,894	(5,751)	0	88	3,348	0	0	31,712	3,348
Real Estate	35	0	0	0	0	506	0	0	541	506
Warrants
Communication Services	4,604	0	(4,150)	0	1,096	(1,550)	0	0	0	0
Financials	3	0	(16)	0	(10,148)	10,161	0	0	0	0
Preferred Securities
Banking & Finance	0	28,296	0	0	0	581	0	0	28,877	581
Industrials	7,061	422	0	0	0	(730)	0	0	6,753	(730)

	$355,531	$76,890	$(93,661)	$715	$(15,153)	$26,822	$144,034	$(891)	$494,287	$11,018
Financial Derivative Instruments- Assets
Over the counter	$450	$0	$(5)	$0	$0	$(123)	$0	$0	$322	$(125)

Financial Derivative Instruments- Liabilities
Over the counter	$(5,264)	$374	$(117)	$0	$3,590	$(3,542)	$0	$0	$(4,959)	$(1,731)

Totals	$351,717	$77,264	$(93,783)	$715	$(11,563)	$23,157	$144,034	$(891)	$489.650	$9,162

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2026	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$26,221	Comparable Companies			EBITDA Multiple		X	16.360	—
		110,217	Discounted Cash Flow			Discount Rate			6.312 – 9.745	8.305
		11,640	Indicative Market Quotation			Broker Quote			101.250	—
		6,300	Recent Transaction			Purchase Price			100.000	—
		145,078	Third Party Vendor			Broker Quote			43.500 – 122.000	101.750
Corporate Bonds & Notes
Banking & Finance		2,094	Discounted Cash Flow			Discount Rate			6.918	—
Industrials		47,351	Comparable Companies / Discounted Cash Flow			EBITDA Multiple/Discount Rate		X/ %	12.500/10.000	—
Utilities		363	Indicative Market Quotation			Broker Quote		EUR	12.000	—
U.S. Government Agencies		8,412	Discounted Cash Flow			Discount Rate			11.670	—
Asset-Backed Securities
Other ABS		5,264	Discounted Cash Flow			Discount Rate			12.000 – 20.000	—
Common Stocks
Communication Services		6,907	Indicative Market Quotation			Broker Quote			$15.000	—
		549	Reference Instrument			Liquidity Discount			12.000	—
Consumer Discretionary		82	Comparable Companies / Discounted Cash Flow			Revenue Multiple / Discount Rate		X / %	0.500 / 20.750	—
Health Care		55,926	Comparable Companies			EBITDA Multiple		X	16.360	—
Industrials		26,665	Comparable Companies / Discounted Cash Flow			EBITDA Multiple/Discount Rate		X/ %	12.500/10.000	—
		2,702	Indicative Market Quotation			Broker Quote			$0.594 – 23.000	21.450
		2,345	Indicative Market Quotation			Broker Quote		EU R	16.000	—
Real Estate(3)		541	Other Valuation Techniques(4)			-			-	—
Preferred Securities
Banking & Finance		9,614	Discounted Cash Flow			Discount Rate			11.900	—
		19,263	Recent transaction			Purchase price			$-	—
Industrials		716	Comparable Companies			Revenue/ EBITDA Multiple		X	4.625 / 18.000	—
		6,037	Discounted Cash Flow			Discount Rate			19.155	—
Financial Derivative Instruments- Assets
Over the counter		322	Indicative Market Quotation			Broker Quote			0.191 – 4.267	4.223
Financial Derivative Instruments- Liabilities
Over the counter		(4,959)	Indicative Market Quotation			Broker Quote			91.500 – 92.000	97.946

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2026 (Unaudited)

Total	$489,650

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Financials to Real Estate since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other thanETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements(Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments fortheFund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value

Notes to Financial Statements(Cont.)

hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2026, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the Fund’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$197,390	$1,116,326	$(1,201,700)	$91	$(82)	$112,025	$2,436	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended March 31, 2026 (amounts in thousands†, except number of shares).

Notes to Financial Statements(Cont.)

PIMCO Corporate & Income Opportunity Fund

Security Name	Market Value at 06/30/2025	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 03/31/2026	Dividend Income	Shares Held at 03/31/2026
Windstream Services LLC.	$0	$8,639	$0	$0	$4,644	$13,283	$0	1,416,163

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC
BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	RTA	RBC (Barbados) Trading Bank Corp.
BYR	The Bank of Nova Scotia - Toronto	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CEW	Canadian Imperial Bank of Commerce World Markets	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
DBL	Deutsche Bank AG London	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Bank, N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	KZT	Kazakhstani Tenge
BRL	Brazilian Real	GBP	British Pound	MXN	Mexican Peso
CAD	Canadian Dollar	HKD	Hong Kong Dollar	NGN	Nigerian Naira
COP	Colombian Peso	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
DOP	Dominican Peso	JPY	Japanese Yen	TRY	Turkish New Lira
EGP	Egyptian Pound	KWD	Kuwaiti Dinar	USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SOFR	Secured Overnight Financing Rate
BISTREFI	Turkish Lira Overnight Reference Rate	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	SOFRINDX	Secured Overnight Financing Rate Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SONIO	Sterling Overnight Interbank Average Rate
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	HSMMUSTF	HSBC UST Money Market Yield	TSFR1M	Term SOFR 1-Month

EUR003M	3 Month EUR Swap Rate	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	TSFR3M	Term SOFR 3-Month
EUR006M	6 Month EUR Swap Rate	JY0003M	3 Month JPY-LIBOR	TSFR6M	Term SOFR 6-Month
EUR012M	12 Month EUR Swap Rate	MSMMUSTF	MSILF Money Market US Treasury Fund Index	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REMIC	Real Estate Mortgage Investment Conduit
BRL-CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
CDO	Collateralized Debt Obligation	JSC	Joint Stock Company	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
CMBS	Collateralized Mortgage-Backed Security